Exhibit 99.37

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXXX	6000089656	D	B	D	B	A	A	A	A	Closed	XXXX	XXXX	XXXX	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Acknowledged-B1 gap credit report received by TPR on XXXX, but is dated after close date. Finding is reduced to acknowledged - B2 grade. - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-XXXX DATE
																						Open-Borrower 1 Gap Credit Report is Missing Missing gap credit report. Per guidelines, A credit refresh report is required within 10 days of closing. - Due Diligence Vendor-XXXX DATE	Ready for Review-Document Uploaded. Document Uploaded. - Seller-XXXX DATE	Acknowledged-B1 gap credit report received by TPR on XXXX, but is dated after close date. Finding is reduced to acknowledged - B2 grade. - Due Diligence Vendor-XXXX DATE			XXXX refresh.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	Originator Post-Close	No
XXXX		6000089649	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA